ACQUISITIONS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS OF CONSOLIDATED ENTITIES	ACQUISITIONS OF CONSOLIDATED ENTITIES
a)    Completed During 2023
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2023. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

AS AT DEC. 31, 2023 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$228	$921	$22	$1,171
Accounts receivable and other	585	1,475	10	2,070
Other financial assets	47	1,519	1	1,567
Assets classified as held for sale	293	—	—	293
Investment properties	—	3,244	—	3,244
Property, plant and equipment	7,200	8,964	240	16,404
Intangible assets	8	4,020	83	4,111
Goodwill	1,674	5,334	203	7,211
Deferred income tax assets	97	—	—	97
Total assets	10,132	25,477	559	36,168
Less:
Accounts payable and other	(1,944)	(1,500)	(46)	(3,490)
Liabilities associated with assets classified as held for sale	(138)	—	—	(138)
Non-recourse borrowings	(2,868)	(9,084)	—	(11,952)
Deferred income tax liabilities	(333)	(1,558)	(47)	(1,938)
Non-controlling interests[1]	(414)	—	(1)	(415)
Preferred equity	—	(641)	—	(641)
	(5,697)	(12,783)	(94)	(18,574)
Net assets acquired[2]	$4,435	$12,694	$465	$17,594
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Brookfield recorded $3.1 billion of revenue and $464 million of net income in 2023 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $5.1 billion and $644 million to total revenues and net income, respectively.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2023. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Infrastructure			Renewable Power and Transition
AS AT DEC. 31, 2023 (MILLIONS)	HomeServe	Triton	Data4	X-Elio	Deriva	Banks
Cash and cash equivalents	$205	$491	$189	$42	$88	$60
Accounts receivable and other	806	376	284	53	328	27
Other financial assets	21	1,495	3	1	38	8
Assets classified as held for sale	—	—	—	293	—	—
Investment properties	—	—	3,244	—	—	—
Property, plant and equipment	118	8,811	35	1,160	4,024	995
Intangible assets	2,827	710	6	—	—	—
Goodwill	3,337	1,163	808	1,333	—	159
Deferred income tax assets	—	—	—	75	—	—
Total assets	7,314	13,046	4,569	2,957	4,478	1,249
Less:
Accounts payable and other	(792)	(406)	(260)	(126)	(1,561)	(142)
Liabilities associated with assets classified as held for sale	—	—	—	(138)	—	—
Non-recourse borrowings	(1,006)	(7,041)	(845)	(795)	(1,092)	(297)
Deferred income tax liabilities	(613)	(446)	(416)	(105)	(29)	(151)
Non-controlling interests[1]	—	—	—	—	(343)	(34)
Preferred equity	—	(641)	—	—	—	—
	(2,411)	(8,534)	(1,521)	(1,164)	(3,025)	(624)
Net assets acquired[2]	$4,903	$4,512	$3,048	$1,793	$1,453	$625
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
Infrastructure
On January 4, 2023, a subsidiary of the company, alongside institutional partners, completed the acquisition of HomeServe PLC (“HomeServe”), a residential infrastructure business operating in North America and Europe. The subsidiary has an effective 26% and 25% interest in HomeServe’s North American and European businesses, respectively. The total consideration paid for the business was $4.9 billion. Goodwill of $3.3 billion was recognized, which is not deductible for tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $2.3 billion and $36 million, respectively.
On August 1, 2023, a subsidiary of the company, alongside institutional partners, completed the acquisition of Data4 Group (“Data4”), a high-quality European hyperscale data center platform. The subsidiary has an effective 19% interest in Data4. The total consideration paid for the business was $3.0 billion. Goodwill of $808 million was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $364 million and $47 million, respectively.
On September 28, 2023, a subsidiary of the company, alongside institutional partners completed the acquisition of Triton International Limited (“Triton”), the world’s largest owner and lessor of intermodal shipping containers. The subsidiary has an effective 28% interest in Triton. The total consideration for the business was $4.5 billion. Goodwill of $1.2 billion was recognized, which is not deductible for tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $1.6 billion and $407 million, respectively.
Renewable Power and Transition
On October 10, 2023, a subsidiary of the company, alongside institutional partners, completed the acquisition of a 100% interest in X-Elio Energy S.L. (“X-Elio”), a global solar development platform headquartered in Spain. The transaction was acquired in stages and was accounted for as a business combination as of the date on which control was attained. The total consideration paid for the business was $1.8 billion, comprising of $893 million of debt and an existing 50% interest valued at $900 million. Goodwill of $1.3 billion was recognized, which is not deductible for income tax purposes. Total revenues and net loss that would have been recorded if the transaction had occurred at the beginning of the year are $58 million and $77 million, respectively.
On October 25, 2023, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Deriva Energy (“Deriva”), a U.S. renewable portfolio. The total consideration paid for the business was $1.1 billion. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $401 million and $263 million, respectively.
On December 14, 2023, a subsidiary of the company, alongside institutional partners, acquired a 100% interest in Banks Renewables (“Banks”), a U.K. renewable developer. The total consideration paid for the business was $625 million. Goodwill of $159 million was recognized, which is not deductible for income tax purposes. Total revenues and net income that would have been recorded if the transaction had occurred at the beginning of the year are $100 million and $35 million, respectively.
b)    Completed During 2022
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2022. No material changes were made to those allocations disclosed in the 2022 consolidated financial statements.

AS AT DEC. 31, 2022 (MILLIONS)	Private Equity	Real Estate (LP Investments)[3]	Renewable Power and Transition	Infrastructure and Other	Total
Cash and cash equivalents	$953	$605	$85	$7	$1,650
Accounts receivable and other	1,446	302	379	10	2,137
Other financial assets	4,558	188	12	11	4,769
Inventory	485	5	31	2	523
Equity accounted investments	461	222		—	683
Investment properties	—	9,805	—	—	9,805
Property, plant and equipment	1,502	3,224	3,087	160	7,973
Intangible assets	11,594	82		302	11,978
Goodwill	8,155	456	691	279	9,581
Deferred income tax assets	62	—	10	1	73
Total assets	29,216	14,889	4,295	772	49,172
Less:
Accounts payable and other	(2,300)	(795)	(1,201)	(55)	(4,351)
Non-recourse borrowings	(4,924)	(3,707)	(424)	(52)	(9,107)
Deferred income tax liabilities	(1,911)	(878)	(50)	(18)	(2,857)
Non-controlling interests[1]	(96)	(1,788)	(32)	(64)	(1,980)
	(9,231)	(7,168)	(1,707)	(189)	(18,295)
Net assets acquired[2]	$19,985	$7,721	$2,588	$583	$30,877
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
3.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.

Brookfield recorded $4.0 billion of revenue and $528 million of net loss in 2022 from the acquired operations as a result of the acquisitions made during the year. If the acquisitions had occurred at the beginning of the year, they would have contributed $8.1 billion and $344 million to total revenues and net loss, respectively.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2022. No material changes were made to those allocations disclosed in the 2022 consolidated financial statements.